UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Debt Central Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2020

(excluding cash equivalents)	% of fund's net assets
Mexico	8.7
United States of America	7.4
Argentina	6.2
Turkey	5.7
Ukraine	4.8

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	5.0
Ukraine Government	4.8
Turkish Republic	4.2
Ministry of Finance of the Russian Federation	3.9
Petroleos Mexicanos	3.9
21.8

Asset Allocation (% of fund's net assets)

As of June 30, 2020
Corporate Bonds	38.0%
Government Obligations	45.9%
Preferred Securities	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	13.7%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.0%
		Principal Amount(a)	Value
Argentina - 2.6%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (b)		$43,750	$30,570
9.375% 2/1/27 pay-in-kind (b)(c)		15,384,928	12,120,439
Banco Macro SA 6.75% 11/4/26 (b)(c)		9,860,000	7,945,004
Pampa Holding SA:
7.375% 7/21/23 (b)		4,720,000	4,012,425
7.5% 1/24/27 (b)		2,185,000	1,748,683
Pan American Energy LLC 7.875% 5/7/21 (b)		266,667	267,167
Tecpetrol SA 4.875% 12/12/22 (b)		2,190,000	2,042,134
Telecom Argentina SA 6.5% 6/15/21 (b)		2,466,000	2,266,408
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		5,965,000	5,105,928
YPF SA:
8.5% 3/23/21 (b)		10,062,000	8,502,390
8.5% 6/27/29 (b)		2,461,000	1,800,375
8.75% 4/4/24 (b)		29,160,000	23,488,380

TOTAL ARGENTINA			69,329,903

Austria - 0.3%
ESAL GmbH 6.25% 2/5/23 (b)		4,489,000	4,455,333
JBS Investments II GmbH 7% 1/15/26 (b)		2,360,000	2,476,820

TOTAL AUSTRIA			6,932,153

Azerbaijan - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,095,000	1,256,369
Bahrain - 0.2%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,635,000	1,750,983
7.625% 11/7/24 (b)		4,425,000	4,792,828

TOTAL BAHRAIN			6,543,811

Belarus - 0.0%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		1,300,000	1,239,063
Bermuda - 0.5%
Digicel Group Ltd. 6.75% 3/1/23 (b)		4,120,000	2,060,206
GeoPark Ltd. 6.5% 9/21/24 (b)		3,660,000	3,347,756
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		5,230,000	5,458,813
5% 10/19/25 (b)		2,795,000	3,207,263

TOTAL BERMUDA			14,074,038

Brazil - 0.2%
Banco BMG SA 8.875% 8/5/20 (b)		206,000	203,683
Embraer SA 5.15% 6/15/22		3,135,000	3,041,930
Globo Comunicacao e Participacoes SA 4.843% 6/8/25 (b)		2,935,000	2,921,242

TOTAL BRAZIL			6,166,855

British Virgin Islands - 1.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		39,500,000	37,142,344
Central American Bottling Corp. 5.75% 1/31/27 (b)		1,295,000	1,299,452
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		7,612,000	7,627,224
5.125% 5/15/24 (b)		1,850,000	1,985,281

TOTAL BRITISH VIRGIN ISLANDS			48,054,301

Canada - 1.0%
First Quantum Minerals Ltd.:
7.25% 4/1/23 (b)		21,465,000	20,499,075
7.5% 4/1/25 (b)		2,900,000	2,805,750
Frontera Energy Corp. 9.7% 6/25/23 (b)		3,375,000	2,736,914

TOTAL CANADA			26,041,739

Cayman Islands - 0.9%
Comcel Trust 6.875% 2/6/24 (b)		11,400,000	11,658,438
DP World Crescent Ltd. 3.875% 7/18/29 (Reg. S)		1,815,000	1,780,969
Embraer Overseas Ltd. 5.696% 9/16/23 (b)		1,415,000	1,347,802
NagaCorp Ltd. 9.375% 5/21/21 (b)		4,645,000	4,714,675
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)		11,075,000	598,742
7.125% 6/26/42 (b)(d)		14,263,000	784,465
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,435,000	1,463,700
Sparc Em Spc 0% 12/5/22 (b)		678,510	653,473

TOTAL CAYMAN ISLANDS			23,002,264

Colombia - 0.3%
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		7,424,000	7,421,096
Curacao - 0.1%
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125,000	3,015,625
3.65% 11/10/21		1,030,000	1,022,996

TOTAL CURACAO			4,038,621

Dominican Republic - 0.0%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,075,000	1,040,063
Georgia - 0.7%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		10,695,000	10,467,731
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		4,663,000	4,534,766
JSC Georgian Railway 7.75% 7/11/22 (b)		1,290,000	1,307,334
TBC Bank JSC 5.75% 6/19/24 (b)		1,445,000	1,421,519

TOTAL GEORGIA			17,731,350

India - 0.1%
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)		1,850,000	1,626,844
Indonesia - 0.7%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(d)		1,970,000	217,316
PT Adaro Indonesia 4.25% 10/31/24 (b)		9,750,000	9,174,141
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		9,910,000	8,237,688

TOTAL INDONESIA			17,629,145

Ireland - 1.0%
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		2,605,000	2,582,206
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		9,085,000	9,198,563
Borets Finance DAC 6.5% 4/7/22 (b)		2,775,000	2,769,797
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,950,000	1,935,375
CBOM Finance PLC:
4.7% 1/29/25 (b)		1,460,000	1,450,875
5.55% 2/14/23 (b)		4,190,000	4,297,369
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		3,700,000	3,866,500

TOTAL IRELAND			26,100,685

Isle of Man - 0.1%
Sasol Financing International PLC 4.5% 11/14/22		4,275,000	3,859,043
Kazakhstan - 0.5%
BTA Bank JSC 5.5% 12/21/22 (b)		7,959,968	7,910,218
KazMunaiGaz National Co.:
3.875% 4/19/22 (b)		3,970,000	4,039,475
4.75% 4/24/25 (b)		1,325,000	1,423,547

TOTAL KAZAKHSTAN			13,373,240

Korea (South) - 0.1%
POSCO 4% 8/1/23 (b)		1,720,000	1,838,577
Luxembourg - 2.2%
CSN Resources SA 7.625% 2/13/23 (b)		22,265,000	20,595,125
MHP SA 7.75% 5/10/24 (b)		3,960,000	4,138,200
Millicom International Cellular SA 6% 3/15/25 (b)		4,210,000	4,336,300
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		6,673,000	6,981,835
Rumo Luxembourg SARL:
5.25% 1/10/28 (b)		1,535,000	1,535,000
7.375% 2/9/24 (b)		19,098,000	20,019,479
Usiminas International SARL 5.875% 7/18/26 (b)		1,245,000	1,134,506

TOTAL LUXEMBOURG			58,740,445

Malaysia - 0.2%
Petronas Capital Ltd. 3.5% 4/21/30 (b)		3,905,000	4,327,278
Mauritius - 0.2%
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		1,400,000	1,420,563
6.5% 10/13/26 (b)		2,670,000	2,816,016

TOTAL MAURITIUS			4,236,579

Mexico - 6.3%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)		1,615,000	373,469
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	224,420,000	9,892,124
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		4,440,000	4,611,029
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		2,630,000	2,676,469
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		2,715,000	2,773,542
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		4,230,000	3,402,506
Metalsa SA de CV 4.9% 4/24/23 (b)		10,002,000	9,801,960
Pemex Project Funding Master Trust:
6.625% 6/15/35		21,100,000	17,093,243
8.625% 2/1/22		1,575,000	1,646,367
8.625% 12/1/23 (c)		930,000	897,450
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9646% 3/11/22 (c)(e)		4,025,000	3,880,100
3.5% 1/30/23		7,330,000	6,930,515
4.875% 1/24/22		9,840,000	9,732,375
4.875% 1/18/24		27,065,000	26,024,689
5.375% 3/13/22		4,290,000	4,279,275
5.5% 1/21/21		2,190,000	2,190,684
6.375% 2/4/21		300,000	301,125
6.5% 6/2/41		2,675,000	2,044,285
6.75% 9/21/47		8,752,000	6,719,348
7.69% 1/23/50 (b)		47,424,000	39,563,472
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		26,515,000	12,056,039

TOTAL MEXICO			166,890,066

Mongolia - 0.0%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,405,000	1,350,556
Morocco - 0.1%
OCP SA 6.875% 4/25/44 (b)		1,260,000	1,528,931
Netherlands - 4.8%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		10,950,000	6,419,438
GTH Finance BV 7.25% 4/26/23 (b)		6,930,000	7,664,026
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		10,715,000	10,802,059
MDC GMTN BV 2.875% 11/7/29 (b)		6,010,000	6,290,126
Metinvest BV 7.75% 4/23/23 (b)		18,515,000	18,306,706
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		30,870,000	8,180,550
Petrobras Global Finance BV:
5.75% 2/1/29		3,710,000	3,801,591
6.125% 1/17/22		2,370,000	2,474,428
6.25% 3/17/24		14,055,000	14,885,123
6.9% 3/19/49		2,395,000	2,520,738
8.75% 5/23/26		11,250,000	13,275,000
SABIC Capital II BV 4% 10/10/23 (b)		9,280,000	9,894,800
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23		2,740,000	2,588,444
VTR Finance BV:
6.375% 7/15/28 (b)		3,655,000	3,755,513
6.875% 1/15/24 (b)		17,090,000	17,454,017

TOTAL NETHERLANDS			128,312,559

Nigeria - 0.1%
Fidelity Bank PLC 10.5% 10/16/22 (b)		1,875,000	1,903,125
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		2,585,000	2,688,400
Peru - 0.2%
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	19,410,000	5,477,148
Saudi Arabia - 2.1%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		25,745,000	27,788,509
4.25% 4/16/39 (b)		12,520,000	13,991,100
4.375% 4/16/49 (b)		13,200,000	14,878,875

TOTAL SAUDI ARABIA			56,658,484

Singapore - 0.8%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		14,560,000	14,141,400
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		1,530,000	1,431,571
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650,000	5,635,367

TOTAL SINGAPORE			21,208,338

South Africa - 2.5%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		63,640,000	60,617,100
6.75% 8/6/23 (b)		7,660,000	7,238,700

TOTAL SOUTH AFRICA			67,855,800

Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		7,050,000	6,532,266
Turkey - 1.5%
Akbank TAS:
5.125% 3/31/25 (b)		1,350,000	1,268,578
7.2% 3/16/27 (b)(c)		3,365,000	3,227,876
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		10,715,000	10,607,850
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		6,135,000	6,006,548
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		1,420,000	1,466,150
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		2,600,000	2,734,875
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		3,605,000	3,366,169
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		4,070,000	3,869,044
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		6,445,000	6,265,748

TOTAL TURKEY			38,812,838

Ukraine - 0.0%
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		530,000	524,197
United Arab Emirates - 0.3%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		6,560,000	6,035,200
DP World Ltd. 5.625% 9/25/48 (b)		1,795,000	1,952,164

TOTAL UNITED ARAB EMIRATES			7,987,364

United Kingdom - 2.9%
Biz Finance PLC:
9.625% 4/27/22 (b)		4,074,333	4,162,186
9.75% 1/22/25 (b)		605,000	620,421
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		15,480,000	9,128,363
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		8,875,000	8,827,852
7.625% 11/8/26 (b)		2,455,000	2,385,953
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		2,299,500	2,354,832
Tullow Oil PLC 6.25% 4/15/22 (b)		29,360,000	21,590,316
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		3,143,700	3,159,418
Vedanta Resources PLC:
6.375% 7/30/22 (b)		26,635,000	20,192,659
8.25% 6/7/21 (b)		4,365,000	3,807,153

TOTAL UNITED KINGDOM			76,229,153

United States of America - 2.4%
Azul Investments LLP 5.875% 10/26/24 (b)		10,825,000	4,708,875
CEMEX Finance LLC 6% 4/1/24 (b)		1,485,000	1,466,456
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,685,000	5,656,575
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		18,970,000	18,851,817
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		18,315,000	16,323,244
Sasol Financing U.S.A. LLC 5.875% 3/27/24		1,515,000	1,359,713
Stillwater Mining Co. 6.125% 6/27/22 (b)		15,295,000	15,440,111

TOTAL UNITED STATES OF AMERICA			63,806,791

Venezuela - 0.0%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		5,000,000	132,500
5.5% 4/12/37 (d)		330,000	9,900
6% 5/16/24 (b)(d)		9,685,000	271,180
6% 11/15/26 (b)(d)		12,130,000	351,770
9.75% 5/17/35 (b)(d)		1,315,000	39,450
12.75% 2/17/22 (b)(d)		1,310,000	39,300

TOTAL VENEZUELA			844,100

TOTAL NONCONVERTIBLE BONDS
(Cost $1,111,870,107)			1,013,213,578

Government Obligations - 45.9%
Argentina - 3.6%
Argentine Republic:
5.625% 1/26/22 (d)		21,655,000	8,932,688
6.875% 4/22/21 (d)		72,290,000	30,090,713
7.5% 4/22/26 (d)		49,985,000	20,087,722
8.28% 12/31/33 (d)		9,996,531	4,460,952
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		1,299,000	1,000,230
8.95% 2/19/21 (b)		3,292,900	2,934,797
Mendoza Province 8.375% 5/19/24 (b)(d)		965,000	454,684
Province of Santa Fe 7% 3/23/23 (b)		14,050,000	9,150,063
Provincia de Cordoba:
7.125% 6/10/21 (b)		19,290,000	11,833,209
7.45% 9/1/24 (b)		9,710,000	5,704,625

TOTAL ARGENTINA			94,649,683

Armenia - 0.0%
Republic of Armenia 7.15% 3/26/25 (b)		720,000	807,075
Azerbaijan - 0.2%
Azerbaijan Republic 4.75% 3/18/24 (b)		4,125,000	4,398,281
Bahamas (Nassau) - 0.0%
Bahamian Republic 6% 11/21/28 (b)		1,095,000	941,700
Barbados - 0.4%
Barbados Government:
6.5% 2/1/21 (b)		2,936,800	2,909,268
6.5% 10/1/29 (b)		7,990,000	7,198,491

TOTAL BARBADOS			10,107,759

Belarus - 0.5%
Belarus Republic 6.875% 2/28/23 (b)		13,655,000	13,667,802
Bermuda - 0.4%
Bermuda Government:
3.717% 1/25/27 (b)		3,310,000	3,512,738
4.75% 2/15/29 (b)		6,745,000	7,596,556

TOTAL BERMUDA			11,109,294

Brazil - 1.8%
Brazilian Federative Republic:
2.875% 6/6/25		1,865,000	1,838,890
3.875% 6/12/30		1,935,000	1,867,275
4.5% 5/30/29		4,455,000	4,581,689
4.75% 1/14/50		3,195,000	3,021,272
5.625% 1/7/41		1,345,000	1,397,539
7.125% 1/20/37		4,065,000	4,886,892
8.25% 1/20/34		22,860,000	29,639,419

TOTAL BRAZIL			47,232,976

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (b)		17,220,000	17,268,431
Colombia - 0.1%
Colombian Republic 3.125% 4/15/31		2,845,000	2,825,085
Dominican Republic - 1.7%
Dominican Republic:
4.5% 1/30/30 (b)		575,000	520,195
5.5% 1/27/25 (b)		2,710,000	2,738,794
5.875% 1/30/60 (b)		4,500,000	3,865,781
5.95% 1/25/27 (b)		6,410,000	6,448,059
6% 7/19/28 (b)		3,370,000	3,387,903
6.4% 6/5/49 (b)		5,070,000	4,640,634
6.5% 2/15/48 (Reg. S)		930,000	855,891
6.85% 1/27/45 (b)		2,830,000	2,710,609
6.875% 1/29/26 (b)		9,945,000	10,426,711
7.45% 4/30/44 (b)		7,520,000	7,726,800
7.5% 5/6/21 (b)		2,177,333	2,247,416

TOTAL DOMINICAN REPUBLIC			45,568,793

Egypt - 2.7%
Arab Republic of Egypt:
5.75% 5/29/24 (b)		1,905,000	1,913,334
6.125% 1/31/22 (b)		8,265,000	8,463,877
7.0529% 1/15/32 (b)		1,665,000	1,581,750
7.5% 1/31/27 (b)		33,460,000	34,997,069
7.6003% 3/1/29 (b)		12,740,000	12,970,913
7.903% 2/21/48 (b)		4,290,000	3,966,909
8.5% 1/31/47 (b)		7,395,000	7,228,613
8.7002% 3/1/49 (b)		1,150,000	1,126,641

TOTAL EGYPT			72,249,106

El Salvador - 0.5%
El Salvador Republic:
7.1246% 1/20/50 (b)		2,200,000	1,793,000
7.625% 2/1/41 (b)		1,335,000	1,128,492
7.75% 1/24/23 (b)		11,335,000	10,566,345

TOTAL EL SALVADOR			13,487,837

Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (b)		3,440,000	3,500,200
Ghana - 0.1%
Ghana Republic:
7.875% 3/26/27 (b)		2,515,000	2,487,492
9.25% 9/15/22 (b)		520,000	520,000

TOTAL GHANA			3,007,492

Guatemala - 0.1%
Guatemalan Republic 5.375% 4/24/32 (b)		1,870,000	2,062,259
Honduras - 0.2%
Republic of Honduras:
5.625% 6/24/30 (b)		1,185,000	1,204,256
8.75% 12/16/20 (b)		4,461,000	4,537,673

TOTAL HONDURAS			5,741,929

Indonesia - 2.9%
Indonesian Republic:
3.85% 10/15/30		3,790,000	4,206,900
4.1% 4/24/28		7,105,000	7,879,889
4.35% 1/11/48		5,270,000	5,928,750
5.125% 1/15/45 (b)		9,585,000	11,694,647
5.25% 1/17/42 (b)		4,340,000	5,362,613
5.95% 1/8/46 (b)		4,505,000	6,128,966
6.625% 2/17/37 (b)		821,000	1,124,257
6.75% 1/15/44 (b)		3,710,000	5,408,063
7.75% 1/17/38 (b)		11,250,000	16,917,188
8.5% 10/12/35 (b)		7,965,000	12,422,911

TOTAL INDONESIA			77,074,184

Iraq - 1.0%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		29,005,000	26,077,308
Ivory Coast - 0.3%
Ivory Coast 5.75% 12/31/32		8,071,750	7,935,539
Jamaica - 0.1%
Jamaican Government:
6.75% 4/28/28		725,000	816,531
7.875% 7/28/45		1,995,000	2,436,394
8% 3/15/39		555,000	684,558

TOTAL JAMAICA			3,937,483

Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		3,175,000	3,175,000
5.85% 7/7/30 (b)		1,915,000	1,915,000
6.125% 1/29/26 (b)		5,330,000	5,608,159

TOTAL JORDAN			10,698,159

Kazakhstan - 0.0%
Kazakhstan Republic 6.5% 7/21/45 (b)		825,000	1,217,648
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (d)		7,162,000	1,358,542
6.375% 12/31/49 (d)		10,163,000	1,880,155

TOTAL LEBANON			3,238,697

Mexico - 2.4%
United Mexican States:
3.25% 4/16/30		6,095,000	6,043,193
3.75% 1/11/28		6,690,000	6,982,688
3.9% 4/27/25		2,875,000	3,082,000
4.5% 4/22/29		3,355,000	3,634,933
4.75% 4/27/32		1,910,000	2,103,865
5.75% 10/12/2110		20,520,000	22,790,025
6.05% 1/11/40		15,105,000	18,432,820
6.5% 6/9/22	MXN	16,030,000	721,488

TOTAL MEXICO			63,791,012

Morocco - 0.2%
Moroccan Kingdom:
4.25% 12/11/22 (b)		2,775,000	2,924,156
5.5% 12/11/42 (b)		850,000	1,038,063

TOTAL MOROCCO			3,962,219

Nigeria - 0.8%
Republic of Nigeria:
6.75% 1/28/21 (b)		2,415,000	2,447,452
7.625% 11/21/25 (b)		17,780,000	18,141,156

TOTAL NIGERIA			20,588,608

Oman - 0.4%
Sultanate of Oman:
3.875% 3/8/22 (b)		6,325,000	6,234,078
4.125% 1/17/23 (b)		2,130,000	2,088,731
6.75% 1/17/48 (b)		1,620,000	1,395,731

TOTAL OMAN			9,718,540

Pakistan - 0.2%
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		1,300,000	1,354,438
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		3,625,000	3,547,969

TOTAL PAKISTAN			4,902,407

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		3,640,000	3,494,400
Paraguay - 0.2%
Republic of Paraguay 4.95% 4/28/31 (b)		4,575,000	5,078,250
Qatar - 2.7%
State of Qatar:
3.75% 4/16/30 (b)		21,965,000	25,060,692
4% 3/14/29 (b)		8,120,000	9,338,000
4.5% 4/23/28 (b)		1,100,000	1,296,625
4.817% 3/14/49 (b)		12,025,000	15,835,422
5.103% 4/23/48 (b)		8,925,000	12,135,211
9.75% 6/15/30 (b)		4,350,000	7,214,203

TOTAL QATAR			70,880,153

Romania - 0.1%
Romanian Republic 4.375% 8/22/23 (b)		2,435,000	2,590,231
Russia - 3.9%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		9,200,000	10,442,000
5.1% 3/28/35 (b)		26,000,000	32,134,375
5.1% 3/28/35(Reg. S)		9,200,000	11,370,625
5.25% 6/23/47 (b)		16,000,000	21,136,000
5.25% 6/23/47(Reg. S)		3,600,000	4,755,600
5.625% 4/4/42 (b)		2,825,000	3,830,523
5.875% 9/16/43 (b)		1,195,000	1,681,216
5.875% 9/16/43 (Reg. S)		600,000	844,125
7.25% 5/10/34	RUB	45,415,000	708,338
7.6% 7/20/22	RUB	724,350,000	10,793,469
8.15% 2/3/27	RUB	381,395,000	6,174,615

TOTAL RUSSIA			103,870,886

Rwanda - 0.3%
Rwanda Republic 6.625% 5/2/23 (b)		7,500,000	7,403,906
Saudi Arabia - 0.7%
Kingdom of Saudi Arabia:
2.9% 10/22/25 (b)		4,675,000	4,955,500
3.625% 3/4/28 (b)		5,415,000	5,953,116
4.625% 10/4/47 (b)		5,515,000	6,424,975

TOTAL SAUDI ARABIA			17,333,591

Senegal - 0.0%
Republic of Senegal 8.75% 5/13/21 (b)		865,000	895,005
Serbia - 0.2%
Republic of Serbia 7.25% 9/28/21 (b)		4,910,000	5,223,013
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (b)		7,705,000	7,290,856
Trinidad & Tobago - 0.1%
Republic of Trinidad & Tobago 4.5% 6/26/30 (b)		2,570,000	2,534,663
Turkey - 4.2%
Turkish Republic:
3.25% 3/23/23		37,210,000	35,175,078
4.25% 3/13/25		4,985,000	4,645,397
5.125% 3/25/22		21,935,000	21,955,564
5.25% 3/13/30		2,900,000	2,596,406
5.75% 5/11/47		10,975,000	8,985,781
6.25% 9/26/22		32,905,000	33,316,313
6.35% 8/10/24		3,290,000	3,328,041
7.25% 12/23/23		2,780,000	2,886,856

TOTAL TURKEY			112,889,436

Ukraine - 4.8%
Ukraine Government:
7.375% 9/25/32 (b)		4,110,000	4,127,981
7.75% 9/1/20 (b)		39,221,000	39,417,105
7.75% 9/1/21 (b)		67,912,000	70,187,052
7.75% 9/1/22 (b)		3,762,000	3,921,885
7.75% 9/1/23 (b)		1,645,000	1,723,138
7.75% 9/1/24 (b)		5,595,000	5,832,788
7.75% 9/1/26 (b)		2,195,000	2,288,288
7.75% 9/1/27 (b)		1,360,000	1,414,825

TOTAL UKRAINE			128,913,062

United Arab Emirates - 0.3%
Emirate of Abu Dhabi:
2.5% 4/16/25 (b)		2,485,000	2,581,294
3.125% 9/30/49 (b)		4,100,000	4,269,125
3.875% 4/16/50 (b)		1,385,000	1,632,569

TOTAL UNITED ARAB EMIRATES			8,482,988

United States of America - 5.0%
U.S. Treasury Notes:
0.375% 4/30/25		16,566,000	16,641,065
2% 11/15/26		106,714,000	117,181,127

TOTAL UNITED STATES OF AMERICA			133,822,192

Uruguay - 0.0%
Banco Central del Uruguay:
value recovery A rights 1/2/21 (f)(g)		1,000,000	10
value recovery B rights 1/2/21 (f)(g)		1,500,000	15

TOTAL URUGUAY			25

Uzbekistan - 0.1%
Republic of Uzbekistan 4.75% 2/20/24 (b)		2,255,000	2,369,864
Venezuela - 0.1%
Venezuelan Republic:
9.25% 9/15/27 (d)		32,390,000	1,943,400
11.95% 8/5/31 (Reg. S) (d)		14,080,000	844,800
12.75% 8/23/22 (d)		2,705,000	162,300

TOTAL VENEZUELA			2,950,500

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 2.625% 3/13/28 (c)(e)		1,040,000	933,571
4.8% 11/19/24 (b)		705,000	768,255
5.5% 3/12/28		23,954,250	23,789,564

TOTAL VIETNAM			25,491,390

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,288,212,218)			1,223,281,917

Preferred Securities - 2.4%
Cayman Islands - 1.6%
Banco Do Brasil SA:
6.25% (b)(c)(h)		3,590,000	3,195,635
8.5% (b)(c)(h)		2,375,000	2,435,494
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		2,830,000	2,749,161
Cosan Overseas Ltd. 8.25% (h)		23,591,000	23,929,319
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		5,655,000	6,035,994
6.125% (b)(c)(h)		3,325,000	3,119,449
Odebrecht Finance Ltd. 7.5% (b)(d)(h)		22,325,000	1,262,758

TOTAL CAYMAN ISLANDS			42,727,810

Georgia - 0.0%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(h)		1,300,000	1,236,183
Ireland - 0.8%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(h)		10,187,000	10,394,999
Tinkoff Credit Systems 9.25% (Reg. S) (c)(h)		9,739,000	9,902,949

TOTAL IRELAND			20,297,948

TOTAL PREFERRED SECURITIES
(Cost $77,930,794)			64,261,941
		Shares	Value

Money Market Funds - 12.6%
Fidelity Cash Central Fund 0.12% (i)
(Cost $334,135,807)		334,069,485	334,136,299
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $2,812,148,926)			2,634,893,735
NET OTHER ASSETS (LIABILITIES) - 1.1%			29,147,355
NET ASSETS - 100%			$2,664,041,090

Currency Abbreviations

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,472,166,711 or 55.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Quantity represents share amount.

 (g) Level 3 security

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,175,025
Total	$1,175,025

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,013,213,578	$--	$1,013,213,578	$--
Government Obligations	1,223,281,917	--	1,223,281,892	25
Preferred Securities	64,261,941	--	64,261,941	--
Money Market Funds	334,136,299	334,136,299	--	--
Total Investments in Securities:	$2,634,893,735	$334,136,299	$2,300,757,411	$25

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	5.0%
AAA,AA,A	7.7%
BBB	7.6%
BB	21.6%
B	24.1%
CCC,CC,C	12.5%
D	0.1%
Not Rated	7.7%
Short-Term Investments and Net Other Assets	13.7%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,478,013,119)	$2,300,757,436
Fidelity Central Funds (cost $334,135,807)	334,136,299
Total Investment in Securities (cost $2,812,148,926)		$2,634,893,735
Foreign currency held at value (cost $457)		457
Receivable for investments sold		8,521,973
Receivable for fund shares sold		11,166
Interest receivable		46,760,876
Distributions receivable from Fidelity Central Funds		33,818
Total assets		2,690,222,025
Liabilities
Payable to custodian bank	$319,750
Payable for investments purchased	25,675,887
Payable for fund shares redeemed	161,924
Other payables and accrued expenses	23,374
Total liabilities		26,180,935
Net Assets		$2,664,041,090
Net Assets consist of:
Paid in capital		$2,865,390,831
Total accumulated earnings (loss)		(201,349,741)
Net Assets		$2,664,041,090
Net Asset Value, offering price and redemption price per share ($2,664,041,090 ÷ 300,180,785 shares)		$8.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$2,613,097
Interest		77,948,224
Income from Fidelity Central Funds		1,175,025
Income before foreign taxes withheld		81,736,346
Less foreign taxes withheld		15,319
Total income		81,751,665
Expenses
Custodian fees and expenses	$25,266
Independent trustees' fees and expenses	8,564
Legal	281
Total expenses before reductions	34,111
Expense reductions	(8,677)
Total expenses after reductions		25,434
Net investment income (loss)		81,726,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(43,367,264)
Fidelity Central Funds	(1,570)
Foreign currency transactions	(199,821)
Total net realized gain (loss)		(43,568,655)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(133,094,104)
Assets and liabilities in foreign currencies	(16,861)
Total change in net unrealized appreciation (depreciation)		(133,110,965)
Net gain (loss)		(176,679,620)
Net increase (decrease) in net assets resulting from operations		$(94,953,389)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,726,231	$128,631,573
Net realized gain (loss)	(43,568,655)	18,623,816
Change in net unrealized appreciation (depreciation)	(133,110,965)	(11,366,369)
Net increase (decrease) in net assets resulting from operations	(94,953,389)	135,889,020
Distributions to shareholders	(71,843,491)	(135,285,645)
Share transactions
Proceeds from sales of shares	6,979,318	2,746,218,804
Reinvestment of distributions	71,843,491	135,271,409
Cost of shares redeemed	(184,238,520)	(74,335,058)
Net increase (decrease) in net assets resulting from share transactions	(105,415,711)	2,807,155,155
Total increase (decrease) in net assets	(272,212,591)	2,807,758,530
Net Assets
Beginning of period	2,936,253,681	128,495,151
End of period	$2,664,041,090	$2,936,253,681
Other Information
Shares
Sold	770,450	290,519,318
Issued in reinvestment of distributions	8,223,892	14,388,766
Redeemed	(19,884,996)	(7,945,966)
Net increase (decrease)	(10,890,654)	296,962,118

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Debt Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.44	$9.11	$10.11	$9.81	$9.04	$9.47
Income from Investment Operations
Net investment income (loss)A	.271	.582	.564	.686	.754	.744
Net realized and unrealized gain (loss)	(.603)	.353	(1.013)	.370	.707	(.526)
Total from investment operations	(.332)	.935	(.449)	1.056	1.461	.218
Distributions from net investment income	(.238)	(.548)	(.551)	(.730)	(.691)	(.648)
Distributions from net realized gain	–	(.057)	–	(.026)	–	–
Total distributions	(.238)	(.605)	(.551)	(.756)	(.691)	(.648)
Net asset value, end of period	$8.87	$9.44	$9.11	$10.11	$9.81	$9.04
Total ReturnB,C	(3.44)%	10.48%	(4.52)%	10.99%	16.50%	2.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %F,G	- %G	.01%	.01%	.01%	.01%
Expenses net of all reductions	- %F,G	- %G	- %G	.01%	.01%	.01%
Net investment income (loss)	6.19%F	6.23%	5.91%	6.76%	7.80%	7.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2,664,041	$2,936,254	$128,495	$133,138	$116,523	$103,080
Portfolio turnover rateH	63%F	72%I	40%	57%	48%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$111,010,741
Gross unrealized depreciation	(274,676,493)
Net unrealized appreciation (depreciation)	$(163,665,752)
Tax cost	$2,798,559,487

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Debt Central Fund	679,979,318	758,690,950

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchange In-Kind. During the prior period, Fidelity Advisor Strategic Income Fund (the Investing Fund) completed an exchange in-kind transaction with the Fund. The Investing Fund delivered investments, including accrued interest, valued at $2,529,798,896 (which included $23,123,655 of unrealized depreciation), in exchange for 268,001,366 shares of the Fund. The value of investments delivered from the Investing Fund is included in proceeds from sales of shares in the accompanying Statement of Changes in Net Assets. This transaction was treated as a tax free exchange with carry forward basis for book and tax.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,677.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.0026%	$1,000.00	$965.60	$.01
Hypothetical-C		$1,000.00	$1,024.85	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Debt Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain exceptions. Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMC-SANN-0820
1.926208.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020